Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

FIRST-CLASS MAIL
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS
                            A N N U A L  R E P O R T

                             AMERICAN
                             NATIONAL
                             INVESTMENT
                             ACCOUNTS
                             INC.

                                          / / GROWTH PORTFOLIO
                                          / / EQUITY INCOME PORTFOLIO
                                          / / BALANCED PORTFOLIO
                                          / / MONEY MARKET PORTFOLIO
                                          / / GOVERNMENT BOND PORTFOLIO
                                          / / SMALL-CAP/MID-CAP PORTFOLIO
                                          / / HIGH YIELD BOND PORTFOLIO
                                          / / INTERNATIONAL STOCK PORTFOLIO

                                          ANNUAL REPORT
                                          DECEMBER 31, 2000

                                          "The financial statements contained
                                          herein are included for the general
                                          information of our shareholders. This
                                          report is not authorized for
                                          distribution to prospective investors
                                          unless preceded or accompanied by an
                                          effective prospectus."

                                       Form 9429
                                       02/01

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
                                                                  City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                                Steven H. Stubbs
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                          SHARES        VALUE
AEROSPACE/DEFENSE--1.54%
Boeing Company                           4,800   $   316,800

AUTO & TRUCK MANUFACTURERS--0.79%
Ford Motor Company                       2,622        61,453
General Motors Corporation               2,000       101,875
                                                 -----------
                                                     163,328

BANK--3.36%
Bank of America Corporation              2,000        91,750
Comerica, Incorporated                   1,350        80,156
Morgan (J.P.) & Company                    500        82,750
PNC Financial Services Group             1,600       116,900
U.S. Bancorp                             5,200       151,775
Wells Fargo Company                      3,000       167,063
                                                 -----------
                                                     690,394

BEVERAGES--2.66%
Anheuser-Busch Companies,
 Incorporated                           12,000       546,000

BIO/SPECIALTY PHARMACEUTICALS--3.58%
Amgen Incorporated *                     1,600       102,300
Enzon, Incorporated *                    2,600       161,362
Genentech, Incorporated *                1,200        97,800
Millennium Pharmaceuticals,
 Incorporated *                          2,600       160,875
Pharmacia Corporation                    3,500       213,500
                                                 -----------
                                                     735,837
COMMUNICATION EQUIPMENT--1.73%
Corning Incorporated                     1,100        58,094
JDS Uniphase Corporation *               1,000        41,688
Nortel Networks Corporation              8,000       256,500
                                                 -----------
                                                     356,282
COMPUTER RELATED--5.56%
Cisco Systems, Incorporated *            7,000       267,750
EMC Corporation *                        7,200       478,800
Network Appliance, Incorporated *          600        38,541
Sun Microsystems, Incorporated *        12,800       356,800
                                                 -----------
                                                   1,141,891
COMPUTER SOFTWARE/SERVICES--3.34%
Exodus Communications,
 Incorporated *                            800        16,000
Inktomi Corporation *                      400         7,150
Microsoft Corporation *                  2,600       113,100
Oracle Corporation *                     1,600        46,500
Peregrine Systems, Incorporated *        1,000        19,750
QLogic Corporation *                       500        38,500
VERITAS Software Corporation *           5,100       446,250
                                                 -----------
                                                     687,250
COSMETICS/TOILETRIES--0.76%
Procter & Gamble Company                 2,000       156,875

COMMON STOCK                          SHARES        VALUE
DRUGS--7.59%
American Home Products Corporation       3,800   $   241,490
Bristol-Myers Squibb Company             4,000       295,750
Merck & Company, Incorporated            2,900       271,512
Pfizer, Incorporated                    10,425       479,550
Schering-Plough Corporation              4,800       272,400
                                                 -----------
                                                   1,560,702
ELECTRIC POWER--3.58%
AES Corporation (The) *                  2,200       121,825
Calpine Corporation *                   10,800       486,675
Southern Energy, Incorporated *          4,500       127,406
                                                 -----------
                                                     735,906
ELECTRICAL EQUIPMENT--2.59%
General Electric Company                11,100       532,106

ELECTRONICS--1.16%
PMC-Sierra, Incorporated *                 400        31,450
Vitesse Semiconductor Corporation
 *                                         800        44,250
Waters Corporation *                     1,500       125,250
Xilinx, Incorporated *                     800        36,900
                                                 -----------
                                                     237,850
ENERGY - MISCELLANEOUS--0.58%
NRG Energy, Incorporated *               4,300       119,594

EXPLORATION/DRILLING--3.02%
Anadarko Petroleum Corporation           3,185       226,390
Global Marine, Incorporated *            2,500        70,937
Kerr-McGee Corporation                   2,100       140,569
Tidewater, Incorporated                  3,500       155,312
Transocean Sedco Forex
 Incorporated                              580        26,680
                                                 -----------
                                                     619,888
FINANCIAL SERVICES--5.03%
American General Corporation             2,000       163,000
Citigroup, Incorporated                 11,000       561,687
Countrywide Credit Industries,
 Incorporated                            3,000       150,750
Morgan Stanley, Dean Witter,
 Discover and Company                    2,000       158,500
                                                 -----------
                                                   1,033,937
FOOD PRODUCERS--2.24%
ConAgra, Incorporated                    3,000        78,000
IBP, Incorporated                        2,500        66,875
McCormick & Company, Incorporated        2,000        72,125
Sensient Technologies Corporation        4,000        91,000
Smithfield Foods, Incorporated *         5,000       152,000
                                                 -----------
                                                     460,000
FOOD RETAILERS--1.80%
Albertson's, Incorporated                2,600        68,900
Safeway, Incorporated *                  4,800       300,000
                                                 -----------
                                                     368,900

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                          SHARES        VALUE
FURNITURE/APPLIANCES/TOOLS--0.81%
Black & Decker Corporation               3,000   $   117,750
Whirlpool Corporation                    1,000        47,688
                                                 -----------
                                                     165,438
HOMEBUILDING/SUPPLIES--0.35%
Centex Corporation                       1,900        71,369

INSURANCE COMPANIES--1.62%
CIGNA Corporation                        2,100       277,830
Conseco, Incorporated                    4,100        54,069
                                                 -----------
                                                     331,899
LEISURE TIME/GAMING--0.32%
Brunswick Corporation                    4,000        65,750

MACHINERY/EQUIPMENT--0.45%
Deere & Company                          2,000        91,625
MANUFACTURING-DIVERSIFIED--3.28%
Minnesota Mining and Manufacturing
 Company                                 2,000       241,000
Tyco International LTD                   7,800       432,900
                                                 -----------
                                                     673,900

MEDICAL PRODUCTS/SUPPLIES--2.04%
Beckman Coulter, Incorporated            4,000       167,750
Medtronic, Incorporated                  1,900       114,712
Molecular Devices Corporation *          2,000       136,875
                                                 -----------
                                                     419,337
METALS & MINING--0.65%
Alcoa Incorporated                       4,000       134,000
NATURAL GAS--2.43%
Enron Corporation                        6,000       498,750

OIL DOMESTIC--0.56%
Unocal Corporation                       3,000       116,063

OIL INTERNATIONAL--2.50%
BP Amoco PLC ADR                         2,646       126,677
Chevron Corporation                      1,000        84,437
Royal Dutch Petroleum Company ADR        5,000       302,812
                                                 -----------
                                                     513,926
OIL SERVICES--1.17%
Schlumberger Limited                     3,000       239,813

RAILROADS--0.49%
Canadian Pacific LTD                     3,500        99,969

RETAIL - GENERAL--1.01%
Federated Department Stores,
 Incorporated *                          2,600        91,000
Kohl's Corporation *                     1,900       115,900
                                                 -----------
                                                     206,900

COMMON STOCK                          SHARES        VALUE
RETAIL - SPECIALTY--1.00%
Group 1 Automotive, Incorporated *      10,000   $    93,750
Lowe's Companies, Incorporated           2,500       111,250
                                                 -----------
                                                     205,000
SEMICONDUCTORS--0.82%
Broadcom Corporation (Class A) *           300        25,350
Conexant Systems, Incorporated *           500         7,687
Intel Corporation                        4,500       136,125
                                                 -----------
                                                     169,162
SPECIALTY PRINTING/SERVICES--0.31%
Banta Corporation                        2,500        63,550

TELECOM - CELLULAR--0.10%
Nextel Communications,
 Incorporated (Class A) *                  800        19,800

TELECOM - LONG DISTANCE--1.68%
A T & T Corporation                      8,282       143,382
Qwest Communications International
 Incorporated *                          2,687       110,167
WorldCom, Incorporated *                 6,600        92,400
                                                 -----------
                                                     345,949
TELEPHONE--0.69%
Alltel Corporation                       2,000       124,875
XO Communications, Incorporated *        1,000        17,813
                                                 -----------
                                                     142,688
TRUCKING & SHIPPING--0.48%
USFreightways Corporation                3,300        99,258
                                                 -----------
                    TOTAL COMMON STOCK--73.67%
                             (Cost $9,837,991)    15,137,686
                                                 -----------
                                       FACE
COMMERCIAL PAPER                      AMOUNT
COAL, GAS & PIPE--2.42%
National Fuel Gas Company, 6.65%,
 01/18/01                           $  500,000       498,428

COMMUNICATION EQUIPMENT--1.69%
Lucent Technologies Incorporated,
 8.65%, 01/12/01                       349,000       348,077

COMPUTER RELATED--2.19%
Compaq Computer Corporation,
 7.65%, 01/08/01                       450,000       449,328

ELECTRIC POWER--4.92%
Appalachian Power Company, 8.30%,
 01/09/01                            1,013,000     1,011,127

FINANCIAL SERVICES--4.89%
Comdisco Incorporated, 7.80%,
 01/02/01                            1,005,000     1,004,781

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

                                       FACE
COMMERCIAL PAPER                      AMOUNT        VALUE
FOOD PRODUCERS--1.82%
Tyson Foods Incorporated, 8.15%,
 01/05/00                           $  374,000   $   373,660

MANUFACTURING-SPECIALTY--1.01%
Tupperware Corporation, 6.65%,
 01/02/01                              207,000       206,962

NATURAL GAS--3.65%
Sierra Pacific Power Company,
 8.00%, 01/04/01                       751,000       750,498

RETAIL - SPECIALTY--3.76%
Toys 'R' Us Incorporated, 8.05%,
 01/03/01                              773,000       772,653
                                                 -----------
                TOTAL COMMERCIAL PAPER--26.35%
                             (Cost $5,415,514)     5,415,514
                                                 -----------
                    TOTAL INVESTMENTS--100.02%
                            (Cost $15,253,505)    20,553,200
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.02%)        (3,583)
                                                 -----------
                           NET ASSETS--100.00%   $20,549,617
                                                 ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                         SHARES         VALUE
AEROSPACE/DEFENSE--1.89%
Boeing Company                           2,200   $   145,200
Goodrich (B.F.) Company                  7,800       283,725
                                                 -----------
                                                     428,925
AUTO & TRUCK MANUFACTURERS--1.64%
Ford Motor Company                      10,663       249,914
General Motors Corporation               2,400       122,250
                                                 -----------
                                                     372,164

BANKS--6.88%
Bank of America Corporation              6,000       275,250
Comerica, Incorporated                   3,000       178,125
Morgan (J.P.) & Company                  1,500       248,250
PNC Financial Services Group             2,400       175,350
U.S. Bancorp                             4,300       125,506
Wells Fargo Company                     10,000       556,875
                                                 -----------
                                                   1,559,356
BEVERAGES--1.81%
Anheuser-Busch Companies,
 Incorporated                            9,000       409,500
BIO/SPECIALTY PHARMACEUTICALS--0.42%
Amgen Incorporated *                     1,500        95,906

CHEMICALS--0.60%
Hercules, Incorporated                   2,300        43,844
Praxair, Incorporated                    2,100        93,188
                                                 -----------
                                                     137,032
COMMUNICATION EQUIPMENT--0.68%
Nortel Networks Corporation              4,800       153,900

COMPUTER RELATED--4.00%
Cisco Systems, Incorporated *            7,200       275,400
EMC Corporation *                        6,800       452,200
Sun Microsystems, Incorporated *         6,400       178,400
                                                 -----------
                                                     906,000
COMPUTER SOFTWARE/SERVICES--0.71%
Microsoft Corporation *                  3,700       160,950

DRUGS--7.27%
Bristol-Myers Squibb Company             4,000       295,750
Merck & Company, Incorporated            3,500       327,687
Pfizer, Incorporated                     6,300       289,800
Schering-Plough Corporation              8,000       454,000
Watson Pharmaceuticals,
 Incorporated *                          5,500       281,531
                                                 -----------
                                                   1,648,768
ELECTRIC POWER--0.86%
Allegheny Energy, Incorporated             800        38,550
DTE Energy Company                       4,000       155,750
                                                 -----------
                                                     194,300
ELECTRICAL EQUIPMENT--2.57%
Emerson Electric Company                 1,000        78,813
General Electric Company                10,500       503,344
                                                 -----------
                                                     582,157

COMMON STOCK                         SHARES         VALUE
EXPLORATION/DRILLING--2.33%
Anadarko Petroleum Corporation           2,659   $   189,002
Global Marine Incorporated *             1,600        45,400
Kerr-McGee Corporation                   1,800       120,487
Tidewater, Incorporated                  3,900       173,063
                                                 -----------
                                                     527,952

FINANCIAL SERVICES--7.45%
Citigroup, Incorporated                 17,733       905,491
Countrywide Credit Industries,
 Incorporated                            2,800       140,700
Morgan Stanley, Dean Witter,
 Discover and Company                    8,100       641,925
                                                 -----------
                                                   1,688,116
FOODS PRODUCERS--3.30%
ConAgra, Incorporated                    4,000       104,000
IBP, Incorporated                        4,500       120,375
McCormick & Company, Incorporated        4,000       144,250
Sensient Technologies Corporation       10,300       234,325
Smithfield Foods, Incorporated *         4,800       145,920
                                                 -----------
                                                     748,870
FOODS RETAILERS--1.11%
Albertson's, Incorporated                1,500        39,750
Safeway, Incorporated *                  3,400       212,500
                                                 -----------
                                                     252,250
FURNITURE/APPLIANCES/TOOLS--1.33%
Black & Decker Corporation               2,800       109,900
Whirlpool Corporation                    4,000       190,750
                                                 -----------
                                                     300,650
HOMEBUILDING/SUPPLIES--0.31%
Centex Corporation                       1,900        71,369

INSURANCE COMPANIES--2.42%
CIGNA Corporation                        3,600       476,280
Conseco, Incorporated                    5,520        72,795
                                                 -----------
                                                     549,075
LEISURE TIME/GAMING--0.22%
Brunswick Corporation                    3,000        49,313

MACHINERY/EQUIPMENT--0.40%
Deere & Company                          2,000        91,625

MANUFACTURING-DIVERSIFIED--2.45%
Minnesota Mining and
 Manufacturing Company                   1,100       132,550
Tyco International LTD                   7,600       421,800
                                                 -----------
                                                     554,350

MEDICAL PRODUCTS/SUPPLIES--3.72%
Abbott Laboratories                      6,000       290,625
Allergan, Incorporated                   2,100       203,306
Beckman Coulter, Incorporated            4,800       201,300
Johnson & Johnson                        1,400       147,087
                                                 -----------
                                                     842,318
METALS & MINING--0.81%
Phelps Dodge Corporation                 3,300       184,181

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                         SHARES         VALUE
NATURAL GAS--2.53%
Enron Corporation                        6,900   $   573,563

OIL INTERNATIONAL--7.03%
BP Amoco PLC ADR                         6,000       287,250
Chevron Corporation                      3,600       303,975
Exxon Mobil Corporation                  4,500       391,219
Royal Dutch Petroleum Company ADR        6,000       363,375
Texaco, Incorporated                     4,000       248,500
                                                 -----------
                                                   1,594,319
OIL SERVICES--0.88%
Schlumberger Limited                     2,500       199,844

PAPER/FOREST PRODUCTS--0.45%
Glatfelter (P.H.) Company                8,200       102,090

REAL ESTATE/REITS--3.38%
CenterPoint Properties
 Corporation                             1,800        85,050
Crescent Real Estate Equities
 Company                                 5,000       111,250
Equity Office Properties Trust          10,000       326,250
Liberty Trust Properties                 8,500       242,781
                                                 -----------
                                                     765,331
RETAIL - DISCOUNT--0.09%
Kmart Corporation *                      4,000        21,250

RETAIL - GENERAL--0.39%
Federated Department Stores,
 Incorporated *                          2,500        87,500

RETAIL - SPECIALTY--0.39%
Lowe's Companies, Incorporated           2,000        89,000

SEMICONDUCTORS--0.85%
Intel Corporation                        6,400       193,600

SPECIALTY PRINTING/SERVICES--1.03%
Banta Corporation                        2,200        55,924
Deluxe Corporation                       7,000       176,890
                                                 -----------
                                                     232,814

TELECOM - LONG DISTANCE--2.60%
A T & T Corporation                      4,691        81,213
Qwest Communications
 International Incorporated *           11,287       462,767
WorldCom, Incorporated *                 3,300        46,200
                                                 -----------
                                                     590,180
TELEPHONE--2.48%
Alltel Corporation                       3,600       224,775
Verizon Communications                   6,710       336,339
                                                 -----------
                                                     561,114

COMMON STOCK                         SHARES         VALUE
TOBACCO--4.52%
Philip Morris Companies
 Incorporated                            9,600   $   422,400
R.J. Reynolds Tobacco Holdings,
 Incorporated                           11,200       546,000
UST, Incorporated                        2,000        56,125
                                                 -----------
                                                   1,024,525
TRUCKING & SHIPPING--0.40%
USFreightways Corporation                3,000        90,234
                                                 -----------
                    TOTAL COMMON STOCK--82.20%
                            (Cost $13,267,748)    18,634,391
                                                 -----------
                                      FACE
COMMERCIAL PAPER                     AMOUNT
COAL, GAS & PIPE--1.54%
National Fuel Gas Company, 6.65%,
 01/18/01                          $   349,000       347,903

COMMUNICATION EQUIPMENT--4.40%
Lucent Technologies Incorporated,
 8.65%, 01/12/01                     1,000,000       997,355

ELECTRIC POWER--5.24%
Appalachian Power Company, 8.30%,
 01/09/01                              524,000       523,031
Florida Power Corporation, 6.97%,
 01/19/01                              668,000       665,670
                                                 -----------
                                                   1,188,701

FINANCIAL SERVICES--0.75%
Comdisco Incorporated, 7.80%,
 01/02/01                              170,000       169,963

MANUFACTURING-SPECIALTY--3.73%
Tupperware Corporation, 6.65%,
 01/02/01                              845,000       844,844

NATURAL GAS--2.16%
Sierra Pacific Power Company,
 8.00%, 01/04/01                       490,000       489,672
                                                 -----------
                TOTAL COMMERCIAL PAPER--17.82%
                             (Cost $4,038,438)     4,038,438
                                                 -----------
                    TOTAL INVESTMENTS--100.02%
                            (Cost $17,306,186)    22,672,829
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.02%)        (4,607)
                                                 -----------
                           NET ASSETS--100.00%   $22,668,222
                                                 ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment
 Trust
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                            SHARES      VALUE
AEROSPACE/DEFENSE--0.79%
Boeing Company                              400   $   26,400
Goodrich (B.F.) Company                   1,400       50,925
                                                  ----------
                                                      77,325
AUTO & TRUCK MANUFACTURERS--0.57%
Ford Motor Company                          874       20,484
General Motors Corporation                  700       35,656
                                                  ----------
                                                      56,140
BANKS--2.34%
Bank of America Corporation               1,000       45,875
Comerica, Incorporated                      900       53,438
Morgan (J.P.) & Company                     200       33,100
PNC Financial Services Group                400       29,225
U.S. Bancorp                              1,000       29,187
Wells Fargo Company                         700       38,981
                                                  ----------
                                                     229,806
BEVERAGES--0.56%
Anheuser-Busch Companies,
 Incorporated                             1,200       54,600

BIO/SPECIALTY PHARMACEUTICALS--0.20%
Amgen Incorporated *                        300       19,181
CHEMICALS--0.41%
Hercules, Incorporated                      500        9,531
Praxair, Incorporated                       700       31,063
                                                  ----------
                                                      40,594
COMMUNICATION EQUIPMENT--0.52%
Nortel Networks Corporation               1,600       51,300
COMPUTER RELATED--3.80%
Cisco Systems, Incorporated *             3,000      114,750
EMC Corporation *                         2,200      146,300
Sun Microsystems, Incorporated *          4,000      111,500
                                                  ----------
                                                     372,550
COMPUTER SOFTWARE/SERVICES--1.20%
Microsoft Corporation *                     500       21,750
VERITAS Software Corporation *            1,100       96,250
                                                  ----------
                                                     118,000
COSMETICS & TOILETRIES--0.96%
Procter & Gamble Company                  1,200       94,125

DRUGS--3.91%
Bristol-Myers Squibb Company                700       51,756
Merck & Company, Incorporated               700       65,537
Pfizer, Incorporated                      3,075      141,450
Schering-Plough Corporation               1,200       68,100
Watson Pharmaceuticals,
 Incorporated *                           1,100       56,306
                                                  ----------
                                                     383,149
ELECTRIC POWER--0.48%
Allegheny Energy, Incorporated              400       19,275
DTE Energy Company                          700       27,256
                                                  ----------
                                                      46,531
ELECTRICAL EQUIPMENT--1.61%
General Electric Company                  3,300      158,194

COMMON STOCK                            SHARES      VALUE
EXPLORATION/DRILLING--1.04%
Anadarko Petroleum Corporation              570   $   40,516
Global Marine Incorporated *                900       25,538
Kerr-McGee Corporation                      200       13,387
Tidewater, Incorporated                     500       22,188
                                                  ----------
                                                     101,629
FINANCIAL SERVICES--3.12%
American General Corporation                300       24,450
Citigroup, Incorporated                   3,200      163,400
Countrywide Credit Industries,
 Incorporated                             1,400       70,350
Morgan Stanley, Dean Witter, Discover
 and Company                                600       47,550
                                                  ----------
                                                     305,750
FOOD PRODUCERS--0.91%
IBP, Incorporated                           900       24,075
Sensient Technologies Corporation         1,000       22,750
Smithfield Foods, Incorporated *          1,400       42,560
                                                  ----------
                                                      89,385
FOOD RETAILERS--1.25%
Albertson's, Incorporated                   600       15,900
Safeway, Incorporated *                   1,700      106,250
                                                  ----------
                                                     122,150
HOMEBUILDING/SUPPLIES--0.27%
Centex Corporation                          700       26,294

INSURANCE COMPANIES--0.96%
CIGNA Corporation                           600       79,380
Conseco, Incorporated                     1,100       14,506
                                                  ----------
                                                      93,886
LEISURE TIME/GAMING--0.28%
Brunswick Corporation                     1,700       27,944
MANUFACTURING - DIVERSIFIED--0.76%
Minnesota Mining and Manufacturing
 Company                                    200       24,100
Tyco International LTD                      900       49,950
                                                  ----------
                                                      74,050

MEDICAL PRODUCTS/SUPPLIES--1.38%
Allergan, Incorporated                      400       38,725
Beckman Coulter, Incorporated               800       33,550
Johnson & Johnson                           600       63,037
                                                  ----------
                                                     135,312
NATURAL GAS--2.20%
Enron Corporation                         2,600      216,125

OIL INTERNATIONAL--2.88%
BP Amoco PLC ADR                          1,528       73,153
Chevron Corporation                         900       75,994
Royal Dutch Petroleum Company ADR         2,200      133,238
                                                  ----------
                                                     282,385
RETAIL - GENERAL--0.32%
Federated Department Stores,
 Incorporated *                             900       31,500

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                            SHARES      VALUE
RETAIL - SPECIALTY--0.39%
Lowe's Companies, Incorporated              600   $   26,700
Toys "R" Us, Incorporated *                 700       11,681
                                                  ----------
                                                      38,381
SEMICONDUCTORS--0.86%
Intel Corporation                         2,800       84,700
SPECIALTY PRINTING/SERVICES--0.23%
Banta Corporation                           900       22,878

TELECOM - LONG DISTANCE--1.56%
AT&T Corporation                          2,640       45,705
Qwest Communications International
 Incorporated *                           2,102       86,182
WorldCom, Incorporated *                  1,500       21,000
                                                  ----------
                                                     152,887
TELEPHONE--1.14%
Alltel Corporation                        1,000       62,438
Verizon Communications                      976       48,922
                                                  ----------
                                                     111,360
TOBACCO--0.20%
UST, Incorporated                           700       19,644

TRUCKING & SHIPPING--0.15%
USFreightways Corporation                   500       15,039
                                                  ----------
                     TOTAL COMMON STOCK--37.25%
                              (Cost $2,297,196)    3,652,794
                                                  ----------
                                         FACE
BONDS AND NOTES                         AMOUNT      VALUE
AUTO & TRUCK MANUFACTURERS--1.13%
DaimlerChrysler North America, 7.20%,
 09/01/09                              $115,000      110,761

AUTO PARTS MANUFACTURERS--5.38%
Cooper Tire & Rubber Company, 7.75%,
 12/15/09                               500,000      434,672
TRW, Incorporated, 6.30%, 05/15/08      100,000       93,374
                                                  ----------
                                                     528,046
BUILDING SUPPLIES--0.98%
Lafarge Corporation, 6.375%, 07/15/05   100,000       96,494

GOVERNMENT AGENCIES--8.73%
Federal Farm Credit Banks, 5.25%,
 05/01/02                               100,000       99,495
Federal Home Loan Bank, 4.875%,
 01/22/02                               250,000      247,828
Federal Home Loan Bank, 5.125%,
 09/15/03                               200,000      197,653
Federal Home Loan Bank, 5.25%,
 04/25/02                               150,000      149,242
Federal Home Loan Bank, 5.495%,
 03/22/04                               100,000       99,553
Federal Home Loan Mortgage
 Corporation, Pool # 540341, 9.00%,
 09/01/19                                 2,536        2,623
Federal Home Loan Mortgage
 Corporation, Pool # 360100, 9.00%,
 04/01/20                                 8,650        8,936
Federal National Mortgage
 Association, 7.55%, 04/22/02            50,000       51,172
                                                  ----------
                                                     856,502
REAL ESTATE/REITS--1.02%
Weingarten Realty Investors, 7.35%,
 07/20/09                               100,000      100,073
                                         FACE
BONDS AND NOTES                         AMOUNT      VALUE

TELEPHONE--0.99%
US West Communications, Incorporated,
 6.125%, 11/15/05                      $100,000   $   96,715

U S TREASURY SECURITIES--8.87%
U S Treasury Bonds, 6.00%, 02/15/26     680,000      716,484
U S Treasury Notes, 5.875%, 02/15/04    150,000      153,070
                                                  ----------
                                                     869,554
                                                  ----------
                  TOTAL BONDS AND NOTES--27.10%
                              (Cost $2,590,225)    2,658,145
                                                  ----------
COMMERCIAL PAPER
COAL, GAS & PIPE--3.85%
National Fuel Gas Company, 6.65%,
 01/18/01                               379,000      377,809

COMMUNICATION EQUIPMENT--3.05%
Lucent Technologies Incorporated,
 8.65%, 01/12/01                        300,000      299,206

COMPUTER RELATED--2.95%
Compaq Computer Corporation, 7.65%,
 01/08/01                               290,000      289,567

ELECTRIC POWER--7.09%
Appalachian Power Company, 8.30%,
 01/09/01                               329,000      328,392
Florida Power Corporation, 6.97%,
 01/19/01                               368,000      366,716
                                                  ----------
                                                     695,108
FINANCIAL SERVICES--3.31%
Comdisco Incorporated, 7.80%,
 01/02/01                               325,000      324,929

FOOD PRODUCERS--4.56%
Tyson Foods Incorporated, 8.15%,
 01/05/01                               447,000      446,594

MANUFACTURING - SPECIALTY--3.77%
Tupperware Corporation, 6.65%,
 01/02/01                               370,000      369,932

NATURAL GAS--3.18%
Sierra Pacific Power Company, 8.00%,
 01/04/01                               312,000      311,791

RETAIL - SPECIALTY--3.47%
Toys "R" Us Incorporated, 8.05%,
 01/03/01                               340,000      339,848
                                                  ----------
                 TOTAL COMMERCIAL PAPER--35.23%
                              (Cost $3,454,784)    3,454,784
                                                  ----------
                      TOTAL INVESTMENTS--99.58%
                              (Cost $8,342,205)    9,765,723
 CASH AND OTHER ASSETS, LESS LIABILITIES--0.42%       40,901
                                                  ----------
                            NET ASSETS--100.00%   $9,806,624
                                                  ==========
ABBEVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                   STATED    MATURITY      FACE
COMMERCIAL PAPER                                  RATE(%)      DATE       AMOUNT       VALUE
FEDERAL AGENCIES--101.85%
Federal Farm Credit Bank                            6.20     01/08/01   $  359,000   $  358,567
Federal Farm Credit Bank                            6.18     01/18/01    2,469,000    2,461,789
Federal Home Loan Bank                              6.30     01/17/01      685,000      683,078
Federal Home Loan Bank                              6.21     01/22/01    1,088,000    1,084,051
Federal Home Loan Mortgage Corporation              5.00     01/02/01      159,000      158,978
Federal Home Loan Mortgage Corporation              6.34     01/16/01    1,735,000    1,730,406
Federal National Mortgage Association               6.36     01/04/01      474,000      473,748
                                                                                     ----------
                                                   TOTAL FEDERAL AGENCIES--101.85%
                                                                 (Cost $6,950,617)    6,950,617
                                    LIABILITIES IN EXCESS OF OTHER ASSETS--(1.85%)     (126,536)
                                                                                     ----------
                                                               NET ASSETS--100.00%   $6,824,081
                                                                                     ==========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              INTEREST/
                                                               STATED
                                                  MATURITY      RATE        FACE
COMMERCIAL PAPER                                    DATE         (%)       AMOUNT      VALUE
GOVERNMENT AGENCIES--2.17%
Federal Home Loan Mortgage Corporation             01/02/01     5.000     $118,000   $  117,984
                                                                                     ----------
                                                     TOTAL COMMERCIAL PAPER--2.17%
                                                                   (Cost $117,984)      117,984
                                                                                     ----------
CORPORATE BONDS
AUTO & TRUCK MANUFACTURERS--9.31%
Ford Credit Auto Owner Trust ABS                   11/15/03     7.030      500,000      507,313

BEVERAGES--9.61%
Coca-Cola Enterprises Incorporated                 09/30/09     7.125      500,000      523,347

FINANCIAL SERVICES--9.55%
Block Financial Corporation                        04/15/07     8.500      500,000      520,111

RETAIL - GENERAL--1.72%
Dayton Hudson Corporation                          11/01/08     5.875      100,000       94,038

TELEPHONE--1.81%
Pacific Bell                                       11/01/09     6.625      100,000       98,453
                                                                                     ----------
                                                     TOTAL CORPORATE BONDS--32.00%
                                                                 (Cost $1,649,110)    1,743,262
                                                                                     ----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--39.22%
Federal Home Loan Bank                             02/15/07     7.250      500,000      536,324
Federal Home Loan Bank                             01/26/10     8.000      100,000      100,081
Federal Home Loan Mortgage Corporation             02/05/04     5.830      500,000      496,407
Federal National Mortgage Association              04/15/02     6.625      500,000      505,881
Federal National Mortgage Association              02/19/04     6.000      500,000      497,605
                                                                                     ----------
                                                                                      2,136,298
U S GOVERNMENT SECURITIES--24.96%
U S Treasury Notes                                 03/31/02     6.500      500,000      506,308
U S Treasury Notes                                 05/15/04     5.250      200,000      200,651
U S Treasury Notes                                 05/15/06     6.875      100,000      108,195
U S Treasury Notes                                 07/15/06     7.000      500,000      544,351
                                                                                     ----------
                                                                                      1,359,505
                                                                                     ----------
                 TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--64.18%
                                                                 (Cost $3,369,534)    3,495,803
                                                                                     ----------
                                                         TOTAL INVESTMENTS--98.35%
                                                                 (Cost $5,136,628)    5,357,049
                                    CASH AND OTHER ASSETS, LESS LIABILITIES--1.65%       89,991
                                                                                     ----------
                                                               NET ASSETS--100.00%   $5,447,040
                                                                                     ==========
ABBREVIATIONS
ABS--Asset Backed Security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK                            SHARES      VALUE
BIO/SPECIALTY PHARMACEUTICALS--13.81%
Abgenix, Incorporated *                   1,000   $   59,063
Celgene Corporation *                     1,000       32,500
CuraGen Corporation *                     1,500       40,969
Maxygen Incorporated *                    1,000       24,500
Millennium Pharmaceuticals,
 Incorporated *                           1,000       61,875
Pharmacyclics, Incorporated *             1,000       34,250
                                                  ----------
                                                     253,157
COMMUNICATION EQUIPMENT--26.02%
Avanex Corporation *                        700       41,694
Brocade Communications Systems,
 Incorporated *                           1,400      128,537
Digital Lightwave, Incorporated *           800       25,350
Ditech Communications Corporation *         800       12,850
Powerwave Technologies, Incorporated
 *                                        2,400      140,400
RF Micro Devices, Incorporated *          1,400       38,413
Sycamore Networks, Incorporated *           800       29,800
Tekelec *                                 2,000       60,000
                                                  ----------
                                                     477,044
COMPUTER RELATED--8.09%
Juniper Networks, Incorporated *          1,000      126,062
SanDisk Corporation *                       800       22,200
                                                  ----------
                                                     148,262
COMPUTER SOFTWARE/SERVICES--12.96%
Ariba, Incorporated *                     1,200       64,500
Exodus Communications, Incorporated *     2,000       40,000
Gemstar-TV Guide International,
 Incorporated*                            1,000       46,375
QLogic Corporation *                        700       53,900
Redback Networks Incorporated *             800       32,800
                                                  ----------
                                                     237,575
COMPUTER - INTERNET--1.95%
CacheFlow Incorporated *                    400        6,825
Foundry Networks, Incorporated *            500        7,500
InfoSpace, Incorporated *                 1,000        8,844
Vignette Corporation *                      700       12,600
                                                  ----------
                                                      35,769

COMMON STOCK                            SHARES      VALUE
DIVERSIFIED--3.03%
Human Genome Sciences, Incorporated *       800   $   55,450

DRUGS--0.98%
Lynx Therapeutics, Incorporated *         2,000       18,000

ELECTRONICS--4.13%
American Superconductor Corporation *     1,000       28,562
PMC-Sierra, Incorporated *                  600       47,175
                                                  ----------
                                                      75,737
SEMICONDUCTORS--17.54%
ARM Holdings PLC sponsored ADR *          1,500       33,844
Applied Micro Circuits Corporation *      1,400      105,066
Broadcom Corporation (Class A) *            500       42,250
Caliper Technologies Corporation *        1,500       70,500
TriQuint Semiconductor, Incorporated
 *                                        1,400       61,162
Virata Corporation *                        800        8,700
                                                  ----------
                                                     321,522
                                                  ----------
                     TOTAL COMMON STOCK--88.51%
                              (Cost $2,495,814)    1,622,516
                                                  ----------
                                         FACE
COMMERCIAL PAPER                        AMOUNT
GOVERNMENT AGENCIES--10.63%
Federal National Mortgage
 Association, 6.31%, 01/04/01          $195,000      194,897
                                                  ----------
                 TOTAL COMMERCIAL PAPER--10.63%
                                (Cost $194,897)      194,897
                                                  ----------
                      TOTAL INVESTMENTS--99.14%
                              (Cost $2,690,711)    1,817,413
 CASH AND OTHER ASSETS, LESS LIABILITIES--0.86%       15,637
                                                  ----------
                            NET ASSETS--100.00%   $1,833,050
                                                  ==========
ABBREVIATIONS
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
COMMERCIAL PAPER                                    DATE      RATE(%)      AMOUNT        VALUE
GOVERNMENT AGENCIES--12.58%
Federal Farm Credit Bank                          01/02/01     6.540     $  100,000   $    99,982
Federal Home Loan Mortgage Corporation            01/16/01     6.340      2,235,000     2,229,082
Federal National Mortgage Corporation             01/11/01     6.420        200,000       199,642
Federal National Mortgage Corporation             07/05/00     6.600         17,000        16,969
                                                                                      -----------
                                                     TOTAL COMMERCIAL PAPER--12.58%
                                                                  (Cost $2,545,675)     2,545,675
                                                                                      -----------
CORPORATE BONDS
AUTO PARTS MANUFACTURERS--7.98%
Hayes Lemmerz International, Incorporated         12/15/08     8.250      1,000,000       645,000
Lear Corporation                                  07/15/06     9.500      1,000,000       970,000
                                                                                      -----------
                                                                                        1,615,000
BANKS--4.87%
Sovereign Bancorp                                 11/15/06    10.500      1,000,000       985,000

CHEMICALS--4.64%
Lyondell Chemical Company                         05/01/09    10.875      1,000,000       940,000

COMMUNICATION SERVICES--3.68%
Williams Communication Group, Incorporated        10/01/09    10.875      1,000,000       745,000

COMPUTER - INTERNET--4.58%
Unisys Corporation                                04/01/08     7.875      1,000,000       927,500

ELECTRONICS--9.35%
Amkor Technologies, Incorporated                  05/01/06     9.250      1,000,000       942,500
Flextronics International LTD, yankee bond        10/15/07     8.750      1,000,000       950,000
                                                                                      -----------
                                                                                        1,892,500
FINANCIAL SERVICES--5.19%
LaBranche & Company                               03/02/07    12.000      1,000,000     1,050,000

HOMEBUILDING/SUPPLIES--4.64%
Toll Corporation                                  05/01/09     8.000      1,000,000       940,000

LEISURE TIME/GAMING--9.86%
International Game Technology                     05/15/09     8.375      1,000,000       997,500
Mohegan Tribal Gaming                             01/01/09     8.750      1,000,000       998,750
                                                                                      -----------
                                                                                        1,996,250
LODGING/HOTELS--4.74%
HMH Properties                                    08/01/08     7.875      1,000,000       960,000

MEDIA - TV/RADIO/CABLE--7.68%
Charter Communications Holdings (a)               01/15/10     0.000      1,000,000       580,000
News America Holdings                             10/17/08     7.375      1,000,000       975,311
                                                                                      -----------
                                                                                        1,555,311
OIL SERVICES--5.08%
Chesapeake Energy Corporation                     05/01/05     9.625      1,000,000     1,028,750

RETAIL - DISCOUNT--3.54%
K Mart Corporation                                10/01/12     7.750      1,000,000       716,403

STEEL--4.39%
AK Steel Corporation                              02/15/09     7.875      1,000,000   887,500

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT        VALUE
TELEPHONE--5.34%
XO Communications, Incorporated                   10/01/07     9.625     $1,000,000   $   800,000
WinStar Communications, Incorporated (a)(b)       04/15/10     0.000      1,000,000       280,000
                                                                                      -----------
                                                                                        1,080,000
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--85.56%
                                                                 (Cost $18,334,489)    17,319,214
                                                                                      -----------
                                                          TOTAL INVESTMENTS--98.14%
                                                                 (Cost $20,880,164)    19,864,889
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.86%       376,094
                                                                                      -----------
                                                                NET ASSETS--100.00%   $20,240,983
                                                                                      ===========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At December 31, 2000, the market value of these securities amounted to $280,000 or 1.4% of net assets.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)                        SHARES      VALUE
AUSTRALIA--2.16%
The News Corporation Limited              1,900   $   61,275
Westpac Banking Corporation Limited         700       25,769
                                                  ----------
                                                      87,044
FINLAND--2.81%
Nokia Oyj                                 2,600      113,100

FRANCE--11.12%
Alcatel S.A.                              1,300       72,719
Aventis S.A.                              1,100       92,675
Axa                                       1,000       71,813
France Telecom S.A.                       1,500      128,531
Groupe Danone                             1,000       30,700
Total Fina Elf SA                           700       50,881
                                                  ----------
                                                     447,319
GERMANY--6.76%
DaimlerChrysler AG                          900       37,080
Deutsche Bank AG                            500       41,685
Deutsche Telekom AG                       3,100       90,675
SAP AG                                    1,100       37,056
Siemens AG                                  500       65,367
                                                  ----------
                                                     271,863
HONG KONG--1.36%
Pacific Century CyberWorks LTD            8,910       54,574

IRELAND--0.68%
Bank of Ireland                             700       27,475

ITALY--4.47%
ENI S.p.A.                                1,100       70,744
Luxottica Group S.p.A.                      900       12,375
San Paolo--IMI S.p.A.                       600       19,462
Telecom Italia S.p.A.                       700       77,219
                                                  ----------
                                                     179,800
JAPAN--22.25%
Bank of Tokyo--Mitsubishi, Limited        7,600       73,625
Canon Incorporated                        1,400       47,162
Hitachi, Limited                            600       51,937
Honda Motor Company, LTD                    800       59,100
Kirin Brewery Company, Limited              200       17,800
Matsushita Electric Industrial
 Company, Limited                         3,000       70,125
NEC Corporation                             500       45,125
Nippon Telegraph and Telephone
 Corporation                              5,300      189,144
Sony Corporation                          1,500      104,625
TDK Corporation                             200       19,425
The Tokio Marine & Fire Insurance
 Company Limited                            500       28,500
Toyota Motor Corporation                  3,000      188,850
                                                  ----------
                                                     895,418

COMMON STOCK (a)                        SHARES      VALUE
NETHERLANDS--5.67%
ABN AMRO Holding NV                         900   $   20,475
Aegon N.V.                                  800       33,150
ING Groep N.V.                              600       48,075
Koninklijke Ahold NV                        400       13,000
Koninklijke KPN NV                          604        6,720
Koninklijke (Royal) Philips
 Electronics N.V.                           776       28,130
Royal Dutch Petroleum Company             1,300       78,731
                                                  ----------
                                                     228,281
NORWAY--0.42%
Norsk Hydro ASA                             400       16,825

PORTUGAL--0.48%
Electricidade de Portugal, S.A.             300       10,162
Portugal Telecom, S.A.                    1,000        9,000
                                                  ----------
                                                      19,162
SPAIN--2.59%
Banco Bilbao Vizcaya Argentaria, S.A.     1,400       20,562
Banco Santander Central Hispano SA        2,100       22,181
Empresa Nacional de Electricidad S.A.       700       11,681
Repsol YPF, S.A.                            600        9,675
Telefonica SA *                             800       40,000
                                                  ----------
                                                     104,099
SWEDEN--2.06%
Telefonaktiebolaget LM Ericsson AB        7,400       82,788

SWITZERLAND--7.63%
Nestle SA                                   400       46,652
Novartis AG                               5,500      246,125
Sulzer Medica                               200        5,225
Syngenta AG *                               831        9,089
                                                  ----------
                                                     307,091
UNITED KINGDOM--20.99%
AstraZeneca Group PLC                     1,900       97,850
BG Group PLC                                800       16,300
BP Amoco PLC                              3,600      172,350
Barclays PLC                                400       51,500
British Telecommunications PLC              700       60,725
Cable & Wireless PLC                        900       35,888
Cadbury Schweppes PLC                       600       17,400
GlaxoSmithKline PLC                       3,366      188,474
Imperial Chemical Industries PLC            200        6,737
Innogy Holdings PLC                         120        3,270
International Power PLC *                   120        4,200
Shell Transport & Trading Company         1,800       88,875
Unilever PLC                                800       27,650
Vodafone Group PLC                        1,700       60,881
WPP Group PLC                               200       12,563
                                                  ----------
                                                     844,663
                                                  ----------
                     TOTAL COMMON STOCK--91.45%
                              (Cost $4,706,380)    3,679,502
                                                  ----------

SCHEDULE OF INVESTMENTS  December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

                                         FACE
COMMERCIAL PAPER                        AMOUNT      VALUE
GOVERNMENT AGENCIES--7.82%
Federal National Mortgage
 Association, 6.31%, 01/04/01          $315,000   $  314,834
                                                  ----------
                  TOTAL COMMERCIAL PAPER--7.82%
                                (Cost $314,834)      314,834
                                                  ----------
                      TOTAL INVESTMENTS--99.27%
                              (Cost $5,021,214)    3,994,336
 CASH AND OTHER ASSETS, LESS LIABILITIES--0.73%       29,462
                                                  ----------
                            NET ASSETS--100.00%   $4,023,798
                                                  ==========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) This portfolio invests primarily
 in Depositary receipts, which
 include ADRs, GDRs, EuroDRs (Euro
 Depositary Receipts) and NYSs (New
 York Shares), these securities are
 negotiable U.S. securities that
 generally represent a non-U.S.
 company's publicly traded equity and
 are usually U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2000
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME    BALANCED    MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value                           $20,553,200    $22,672,829    $9,765,723    $6,950,617
Cash and cash equivalents                                             855          1,475           391           118
Prepaid expenses                                                      416            404           195            98
Receivable for:
  Dividends                                                         9,148         32,540         2,715            --
  Capital stock sold                                                7,713            496        12,928         6,897
  Interest                                                             --             --        40,295            --
  Expense reimbursement                                             1,189             --         1,569         1,696
  Other Assets                                                         --             --            88         1,270
                                                              -----------    -----------    ----------    ----------
                                                TOTAL ASSETS   20,572,521     22,707,744     9,823,904     6,960,696
LIABILITIES
  Capital stock reacquired                                          5,519         21,003         6,654       128,233
Accrued:
  Investment advisory fee                                           8,617          9,373         4,111         2,615
  Service fee                                                       4,309          4,687         2,056         1,308
  Other Liabilities                                                 4,459          4,459         4,459         4,459
                                                              -----------    -----------    ----------    ----------
                                           TOTAL LIABILITIES       22,904         39,522        17,280       136,615
                                                              -----------    -----------    ----------    ----------
                                                  NET ASSETS  $20,549,617    $22,668,222    $9,806,624    $6,824,081
                                                              ===========    ===========    ==========    ==========
SHARES OUTSTANDING                                             10,645,634     11,904,294     6,740,873     6,824,081
                                                              ===========    ===========    ==========    ==========
NET ASSET VALUE PER SHARE                                     $      1.93    $      1.90    $     1.45    $     1.00
                                                              ===========    ===========    ==========    ==========

STATEMENTS OF OPERATIONS  For Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                               GROWTH     EQUITY INCOME   BALANCED    MONEY MARKET
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $ 161,814     $  361,100    $ 49,789            --
Interest                                                        315,188        240,779     384,511      $381,770
                                                              ---------     ----------    --------      --------
                                     TOTAL INVESTMENT INCOME    477,002        601,879     434,300       381,770
EXPENSES
Investment advisory fees                                        104,310        104,985      49,251        30,580
Service fees                                                     52,155         52,493      24,626        15,290
Professional fees                                                 6,582          6,352       6,576         6,576
Custody and transaction fees                                     24,232         23,584      20,838        14,645
Directors' fees and expenses                                      4,182          4,182       4,182         4,182
Registration fees                                                   614          1,096         522           658
Insurance expenses                                                  416            666         195           478
                                                              ---------     ----------    --------      --------
                                              TOTAL EXPENSES    192,491        193,358     106,190        72,409
                                    LESS EXPENSES REIMBURSED    (10,945)            --     (17,535)      (19,177)
                                                              ---------     ----------    --------      --------
                                                NET EXPENSES    181,546        193,358      88,655        53,232
                                                              ---------     ----------    --------      --------
INVESTMENT INCOME--NET                                          295,456        408,521     345,645       328,538
                                                              ---------     ----------    --------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              105,399        689,278     325,139            --
  Change in unrealized appreciation (depreciation) of
   investments                                                 (994,047)     1,333,510    (241,359)           --
                                                              ---------     ----------    --------      --------
NET GAIN (LOSS) ON INVESTMENTS                                 (888,648)     2,022,788      83,780            --
                                                              ---------     ----------    --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                     $(593,192)    $2,431,309    $429,425      $328,538
                                                              =========     ==========    ========      ========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2000
--------------------------------------------------------------------------------

                                                              GOVERNMENT     SMALL-CAP/MID-     HIGH YIELD      INTERNATIONAL
                                                            BOND PORTFOLIO   CAP PORTFOLIO    BOND PORTFOLIO   STOCK PORTFOLIO
ASSETS
Investments in securities, at value                           $5,357,049       $1,817,413      $19,864,889        $3,994,336
Cash and cash equivalents                                            157           19,484           14,955            22,131
Prepaid expenses                                                     101               51              395                97
Receivable for:
  Investment securities sold                                          --               --               --             9,505
  Dividends                                                           --               --               --             3,534
  Capital stock sold                                                  --              465               10                52
  Interest                                                        95,305               --          375,451                --
  Expense reimbursement                                              286              638            1,328               253
                                                              ----------       ----------      -----------        ----------
                                              TOTAL ASSETS     5,452,898        1,838,051       20,257,028         4,029,908
LIABILITIES
Accrued:
  Investment advisory fee                                          2,286            2,109            9,271             2,571
  Service fee                                                      1,143              421            4,214               857
  Other liabilities                                                2,429            2,471            2,560             2,682
                                                              ----------       ----------      -----------        ----------
                                         TOTAL LIABILITIES         5,858            5,001           16,045             6,110
                                                              ----------       ----------      -----------        ----------
                                                NET ASSETS    $5,447,040       $1,833,050      $20,240,983        $4,023,798
                                                              ==========       ==========      ===========        ==========
SHARES OUTSTANDING                                             5,216,793        2,763,798       21,325,050         5,055,093
                                                              ==========       ==========      ===========        ==========
NET ASSET VALUE PER SHARE                                     $     1.04       $     0.66      $      0.95        $     0.80
                                                              ==========       ==========      ===========        ==========

STATEMENTS OF OPERATIONS  Eight Months Ended December 31, 2000 (1)
--------------------------------------------------------------------------------

                                                              GOVERNMENT     SMALL-CAP/MID-     HIGH YIELD      INTERNATIONAL
                                                            BOND PORTFOLIO   CAP PORTFOLIO    BOND PORTFOLIO   STOCK PORTFOLIO
INVESTMENT INCOME
Dividends                                                            --                --               --       $    42,658
Interest                                                       $244,523         $   5,122      $ 1,307,260            16,664
                                                               --------         ---------      -----------       -----------
                                   TOTAL INVESTMENT INCOME      244,523             5,122        1,307,260            59,322
EXPENSES
Investment advisory fees                                         17,301            20,028           73,782            22,729
Service fees                                                      8,650             4,005           33,538             7,577
Professional fees                                                 1,310             1,342            1,442             1,342
Custody and transaction fees                                      3,127             3,958            7,038             7,095
Directors' fees and expenses                                      2,853             2,853            2,850             2,853
Registration fees                                                    32                32               32                32
Insurance expenses                                                  101                51              395                97
                                                               --------         ---------      -----------       -----------
                                            TOTAL EXPENSES       33,374            32,269          119,077            41,725
                                  LESS EXPENSES REIMBURSED       (5,349)           (7,965)         (10,421)           (7,973)
                                                               --------         ---------      -----------       -----------
                                              NET EXPENSES       28,025            24,304          108,656            33,752
                                                               --------         ---------      -----------       -----------
INVESTMENT INCOME--NET                                          216,498           (19,182)       1,198,604            25,570
                                                               --------         ---------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                          (466)          (27,833)              --             3,578
  Change in unrealized appreciation (depreciation) of
   investments                                                  220,421          (873,298)      (1,015,275)       (1,026,878)
                                                               --------         ---------      -----------       -----------
NET GAIN (LOSS) ON INVESTMENTS                                  219,955          (901,131)      (1,015,275)       (1,023,300)
                                                               --------         ---------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $436,453         $(920,313)     $   183,329       $  (997,730)
                                                               ========         =========      ===========       ===========

(1) Commencement of operations was May 1, 2000.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   295,456   $   186,246
  Net realized gain on investments                                105,399       168,473
  Change in unrealized appreciation (depreciation)               (994,047)    2,259,092
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations                                                    (593,192)    2,613,811
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (295,761)     (183,316)
  Capital gains                                                  (437,606)      (11,639)
                                                              -----------   -----------
  Total distributions to shareholders                            (733,367)     (194,955)

CAPITAL SHARE TRANSACTIONS--Net                                 1,599,462     2,155,929
                                                              -----------   -----------
TOTAL INCREASE                                                    272,903     4,574,785
NET ASSETS
  Beginning of year                                            20,276,714    15,701,929
                                                              -----------   -----------
  End of year (including undistributed net investment
   income of $2,625 and $2,930, respectively)                 $20,549,617   $20,276,714
                                                              ===========   ===========

EQUITY INCOME PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   408,521   $   258,411
  Net realized gain on investments                                689,278     2,045,502
  Change in unrealized appreciation                             1,333,510       459,785
                                                              -----------   -----------
  Net increase in net assets resulting from operations          2,431,309     2,763,698
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (411,773)     (252,141)
  Capital gains                                                (1,312,977)   (1,672,601)
                                                              -----------   -----------
  Total distributions to shareholders                          (1,724,750)   (1,924,742)

CAPITAL SHARE TRANSACTIONS--Net                                 2,087,903     3,984,029
                                                              -----------   -----------
TOTAL INCREASE                                                  2,794,462     4,822,985
NET ASSETS
  Beginning of year                                            19,873,760    15,050,775
                                                              -----------   -----------
  End of year (including undistributed net investment
   income of $3,018 and $6,270, respectively)                 $22,668,222   $19,873,760
                                                              ===========   ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $  345,645    $  248,909
  Net realized gain on investments                               325,139       600,460
  Change in unrealized depreciation                             (241,359)     (121,519)
                                                              ----------    ----------
  Net increase in net assets resulting from operations           429,425       727,850
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (347,193)     (243,837)
  Capital gains                                                 (468,722)     (555,948)
                                                              ----------    ----------
  Total distributions to shareholders                           (815,915)     (799,785)

CAPITAL SHARE TRANSACTIONS--Net                                  630,047     1,807,784
                                                              ----------    ----------
TOTAL INCREASE                                                   243,557     1,735,849
NET ASSETS
  Beginning of year                                            9,563,067     7,827,218
                                                              ----------    ----------
  End of year (including undistributed net investment
   income of $3,524 and $5,072, respectively)                 $9,806,624    $9,563,067
                                                              ==========    ==========

MONEY MARKET PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $  328,538    $  220,597
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (328,538)     (220,597)

CAPITAL SHARE TRANSACTIONS--Net                                  147,299     2,322,962
                                                              ----------    ----------
TOTAL INCREASE                                                   147,299     2,322,962
NET ASSETS
  Beginning of year                                            6,676,782     4,353,820
                                                              ----------    ----------
  End of year                                                 $6,824,081    $6,676,782
                                                              ==========    ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              EIGHT MONTHS
                                                                  ENDED
                                                              DECEMBER 31,
                                                                2000 (1)
                                                              -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $  216,498
  Net realized loss on investments                                   (466)
  Change in unrealized appreciation                               220,421
                                                               ----------
  Net increase in net assets resulting from operations            436,453
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (214,984)
  Capital gains                                                        --
                                                               ----------
  Total distributions to shareholders                            (214,984)

CAPITAL SHARE TRANSACTIONS--Net                                 5,225,571
                                                               ----------
TOTAL INCREASE                                                  5,447,040
NET ASSETS
  Beginning of period                                                  --
                                                               ----------
  End of period (including undistributed net investment
   income of $1,514)                                           $5,447,040
                                                               ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                              EIGHT MONTHS
                                                                  ENDED
                                                              DECEMBER 31,
                                                                2000 (1)
                                                              -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                         $  (19,182)
  Net realized loss on investments                                (27,833)
  Change in unrealized depreciation                              (873,298)
                                                               ----------
  Net decrease in net assets resulting from operations           (920,313)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                               --
  Capital gains                                                        --
                                                               ----------
  Total distributions to shareholders                                  --

CAPITAL SHARE TRANSACTIONS--Net                                 2,753,363
                                                               ----------
TOTAL INCREASE                                                  1,833,050
NET ASSETS
  Beginning of period                                                  --
                                                               ----------
  End of period                                                $1,833,050
                                                               ==========

(1) Commencement of operations was May 1, 2000.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                              EIGHT MONTHS
                                                                  ENDED
                                                              DECEMBER 31,
                                                                2000 (1)
                                                              -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $ 1,198,604
  Change in unrealized depreciation                             (1,015,275)
                                                               -----------
  Net increase in net assets resulting from operations             183,329
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (1,191,133)
  Capital gains                                                         --
                                                               -----------
  Total distributions to shareholders                           (1,191,133)

CAPITAL SHARE TRANSACTIONS--Net                                 21,248,787
                                                               -----------
TOTAL INCREASE                                                  20,240,983
NET ASSETS
  Beginning of period                                                   --
                                                               -----------
  End of period (including undistributed net investment
   income of $7,471)                                           $20,240,983
                                                               ===========

INTERNATIONAL STOCK PORTFOLIO

                                                              EIGHT MONTHS
                                                                  ENDED
                                                              DECEMBER 31,
                                                                2000 (1)
                                                              -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $   25,570
  Net realized gain on investments                                  3,578
  Change in unrealized depreciation                            (1,026,878)
                                                               ----------
  Net decrease in net assets resulting from operations           (997,730)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                          (23,105)
  Capital gains                                                      (848)
                                                               ----------
  Total distributions to shareholders                             (23,953)

CAPITAL SHARE TRANSACTIONS--Net                                 5,045,481
                                                               ----------
TOTAL INCREASE                                                  4,023,798
NET ASSETS
  Beginning of period                                                  --
                                                               ----------
  End of period (including undistributed net investment
   income of $2,465)                                           $4,023,798
                                                               ==========

(1) Commencement of operations was May 1, 2000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                                          YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                      2000           1999           1998           1997          1996
                                                  ------------   ------------   ------------   ------------   -----------
      Net Asset Value, Beginning of Year          $  2.06        $  1.81        $  1.60        $  1.45        $ 1.27
      Investment income--net                         0.03           0.02           0.02           0.03          0.02
      Net realized and unrealized gain (loss) on
       investments during the year                  (0.09)          0.25           0.27           0.27          0.21
                                                  -------        -------        -------        -------        ------
                Total from investment operations    (0.06)          0.27           0.29           0.30          0.23
      Less distributions from
        Investment income--net                      (0.03)         (0.02)         (0.02)         (0.03)        (0.02)
        Capital gains                               (0.04)         --             (0.06)         (0.12)        (0.03)
                                                  -------        -------        -------        -------        ------
                             Total distributions    (0.07)         (0.02)         (0.08)         (0.15)        (0.05)
                                                  -------        -------        -------        -------        ------
      Net Asset Value, End of Year                $  1.93        $  2.06        $  1.81        $  1.60        $ 1.45
                                                  =======        =======        =======        =======        ======
      Total return                                  (2.82)%        14.99 %        18.62 %        20.72 %       17.98 %
                                                  =======        =======        =======        =======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)     $20,550        $20,277        $15,702        $11,127        $7,278
      Ratio of expenses with reimbursement to
       average net assets                            0.87 %         0.87 %         0.87 %         0.87 %        0.87 %
      Ratio of expenses without reimbursement to
       average net assets                            0.92 %         0.94 %         1.01 %         1.09 %        1.25 %
      Ratio of net investment income to average
       net assets                                    1.42 %         1.06 %         1.00 %         1.69 %        1.84 %
      Portfolio turnover rate                       17.36 %        20.96 %        25.75 %        45.37 %       21.24 %

EQUITY INCOME PORTFOLIO

                                                                          YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                       2000           1999           1998          1997          1996
                                                   ------------   ------------   ------------   -----------   -----------
      Net Asset Value, Beginning of Year           $  1.84        $  1.75        $  1.56        $ 1.37        $ 1.21
      Investment income--net                          0.04           0.03           0.02          0.03          0.03
      Net realized and unrealized gain on
       investments during the year                    0.18           0.26           0.22          0.28          0.19
                                                   -------        -------        -------        ------        ------
                 Total from investment operations     0.22           0.29           0.24          0.31          0.22
      Less distributions from
        Investment income--net                       (0.04)         (0.03)         (0.02)        (0.03)        (0.03)
        Capital gains                                (0.12)         (0.17)         (0.03)        (0.09)        (0.03)
                                                   -------        -------        -------        ------        ------
                              Total distributions    (0.16)         (0.20)         (0.05)        (0.12)        (0.06)
                                                   -------        -------        -------        ------        ------
      Net Asset Value, End of Year                 $  1.90        $  1.84        $  1.75        $ 1.56        $ 1.37
                                                   =======        =======        =======        ======        ======
      Total return                                   12.00 %        17.09 %        15.85 %       22.41 %       17.69 %
                                                   =======        =======        =======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)      $22,668        $19,874        $15,051        $9,783        $6,273
      Ratio of expenses with reimbursement to
       average net assets                             0.92 %         0.93 %         0.93 %        0.93 %        0.93 %
      Ratio of expenses without reimbursement to
       average net assets                             0.92 %         0.94 %         0.99 %        1.10 %        1.14 %
      Ratio of net investment income to average
       net assets                                     1.94 %         1.49 %         1.44 %        1.91 %        2.29 %
      Portfolio turnover rate                        22.67 %        16.42 %        24.83 %       35.08 %       20.79 %

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                         2000          1999          1998          1997          1996
                                                      -----------   -----------   -----------   -----------   -----------
      Net Asset Value, Beginning of Year              $ 1.52        $ 1.54        $ 1.39        $ 1.27        $ 1.18
      Investment income--net                            0.06          0.04          0.04          0.04          0.04
      Net realized and unrealized gain on
       investments during the year                      0.01          0.08          0.19          0.20          0.10
                                                      ------        ------        ------        ------        ------
                    Total from investment operations    0.07          0.12          0.23          0.24          0.14
      Less distributions from
        Investment income--net                         (0.06)        (0.04)        (0.04)        (0.05)        (0.04)
        Capital gains                                  (0.08)        (0.10)        (0.04)        (0.07)        (0.01)
                                                      ------        ------        ------        ------        ------
                                 Total distributions   (0.14)        (0.14)        (0.08)        (0.12)        (0.05)
                                                      ------        ------        ------        ------        ------
      Net Asset Value, End of Year                    $ 1.45        $ 1.52        $ 1.54        $ 1.39        $ 1.27
                                                      ======        ======        ======        ======        ======
      Total return                                      4.13 %        8.00 %       16.58 %       18.80 %       12.23 %
                                                      ======        ======        ======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)         $9,807        $9,563        $7,827        $5,595        $4,281
      Ratio of expenses with reimbursement to
       average net assets                               0.90 %        0.90 %        0.90 %        0.90 %        0.90 %
      Ratio of expenses without reimbursement to
       average net assets                               1.08 %        1.14 %        1.24 %        1.30 %        1.48 %
      Ratio of net investment income to average net
       assets                                           3.51 %        2.89 %        2.79 %        3.43 %        3.25 %
      Portfolio turnover rate                          13.41 %       31.53 %       14.14 %       23.02 %       16.71 %

MONEY MARKET PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                         2000          1999          1998          1997          1996
                                                      -----------   -----------   -----------   -----------   -----------
      Net Asset Value, Beginning of Year              $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
      Investment income--net                            0.05          0.04          0.05          0.05          0.08
                                                      ------        ------        ------        ------        ------
                    Total from investment operations    0.05          0.04          0.05          0.05          0.08
      Less distributions from
        Investment income--net                         (0.05)        (0.04)        (0.05)        (0.05)        (0.08)
                                                      ------        ------        ------        ------        ------
                                 Total distributions   (0.05)        (0.04)        (0.05)        (0.05)        (0.08)
                                                      ------        ------        ------        ------        ------
      Net Asset Value, End of Year                    $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                      ======        ======        ======        ======        ======
      Total return                                      5.51 %        4.26 %        4.65 %        4.78 %        4.61 %
                                                      ======        ======        ======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)         $6,824        $6,677        $4,354        $2,821        $2,532
      Ratio of expenses with reimbursement to
       average net assets                               0.87 %        0.87 %        0.87 %        0.87 %        0.87 %
      Ratio of expenses without reimbursement to
       average net assets                               1.18 %        1.28 %        1.37 %        1.23 %        1.22 %
      Ratio of net investment income to average net
       assets                                           5.37 %        4.20 %        4.55 %        4.62 %        4.51 %

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND PORTFOLIO

                                                                       PERIOD FROM
                                                                     MAY 1, 2000 (1)
                                                                           TO
                                                                      DECEMBER 31,
                                                                    -----------------
                                                                          2000
                                                                    -----------------
      Net Asset Value, Beginning of Period                              $ 1.00
      Investment income--net                                              0.04
      Net realized and unrealized gain on investments during the
       period                                                             0.04
                                                                        ------
                                  Total from investment operations        0.08
      Less distributions from
        Investment income--net                                           (0.04)
        Capital gains                                                   --
                                                                        ------
                                               Total distributions       (0.04)
                                                                        ------
      Net Asset Value, End of Period                                    $ 1.04
                                                                        ======
      Total return                                                        8.29 %**
                                                                        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                         $5,447
      Ratio of expenses with reimbursement to average net assets          0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                             0.96 %*
      Ratio of net investment income to average net assets                6.21 %*
      Portfolio turnover rate                                             7.82 %

SMALL-CAP/MID-CAP PORTFOLIO

                                                                       PERIOD FROM
                                                                     MAY 1, 2000 (1)
                                                                           TO
                                                                      DECEMBER 31,
                                                                    -----------------
                                                                          2000
                                                                    -----------------
      Net Asset Value, Beginning of Period                              $ 1.00
      Investment loss--net                                               (0.01)
      Net realized and unrealized gain (loss) on investments
       during the period                                                 (0.33)
                                                                        ------
                                  Total from investment operations       (0.34)
      Less distributions from
        Investment income--net                                          --
        Capital gains                                                   --
                                                                        ------
                                               Total distributions        0.00
                                                                        ------
      Net Asset Value, End of Period                                    $ 0.66
                                                                        ======
      Total return                                                      (34.00)%**
                                                                        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                         $1,833
      Ratio of expenses with reimbursement to average net assets          1.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                             2.00 %*
      Ratio of net investment income to average net assets               (1.19)%*
      Portfolio turnover rate                                             2.67 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

HIGH YIELD BOND PORTFOLIO

                                                                      PERIOD FROM
                                                                    MAY 1, 2000(1)
                                                                          TO
                                                                     DECEMBER 31,
                                                                    ---------------
                                                                         2000
                                                                    ---------------
      Net Asset Value, Beginning of Period                             $  1.00
      Investment income--net                                              0.06
      Net realized and unrealized gain (loss) on investments
       during the period                                                 (0.05)
                                                                       -------
                                  Total from investment operations        0.01
      Less distributions from
        Investment income--net                                           (0.06)
        Capital gains                                                   --
                                                                       -------
                                               Total distributions       (0.06)
                                                                       -------
      Net Asset Value, End of Period                                   $  0.95
                                                                       =======
      Total return                                                        1.00 %**
                                                                       =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                        $20,241
      Ratio of expenses with reimbursement to average net assets          0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                             0.88 %*
      Ratio of net investment income to average net assets                8.87 %*
      Portfolio turnover rate                                           --

INTERNATIONAL STOCK PORTFOLIO

                                                                      PERIOD FROM
                                                                    MAY 1, 2000(1)
                                                                          TO
                                                                     DECEMBER 31,
                                                                    ---------------
                                                                         2000
                                                                    ---------------
      Net Asset Value, Beginning of Period                             $ 1.00
      Investment income--net                                           --
      Net realized and unrealized gain (loss) on investments
       during the period                                                (0.20)
                                                                       ------
                                  Total from investment operations      (0.20)
      Less distributions from
        Investment income--net                                         --
        Capital gains                                                  --
                                                                       ------
                                               Total distributions       0.00
                                                                       ------
      Net Asset Value, End of Period                                   $ 0.80
                                                                       ======
      Total return                                                     (19.52)%**
                                                                       ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                        $4,024
      Ratio of expenses with reimbursement to average net assets         1.10 %*
      Ratio of expenses without reimbursement to average net
       assets                                                            1.37 %*
      Ratio of net investment income to average net assets               0.84 %*
      Portfolio turnover rate                                            6.18 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 2000
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income (formerly Managed), Balanced and Money Market Portfolios, which commenced operations March 1, 1991. On May 1, 2000 four new portfolios were added; they are the Government Bond Portfolio, Small-Cap/Mid-Cap Portfolio, High Yield Bond Portfolio and the International Stock Portfolio.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:

GROWTH, EQUITY INCOME, BALANCED, GOVERNMENT BOND, SMALL-CAP/MID-CAP, HIGH YIELD BOND AND INTERNATIONAL STOCK PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 2000, the Government Bond Portfolio and the Small-Cap/Mid-Cap Portfolio had capital loss carryforwards that will expire in 2008 of $466 and $27,833, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund, which are not directly attributable to the operations of any portfolio, are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                           INVESTMENT
                                            ADVISORY    SERVICE
                                              FEE         FEE
Growth                                        0.50%      0.25%
Equity Income                                 0.50%      0.25%
Balanced                                      0.50%      0.25%
Money Market                                  0.50%      0.25%
Government Bond                               0.50%      0.25%
Small-Cap/Mid-Cap                             1.25%      0.25%
High Yield Bond                               0.55%      0.25%
International Stock                           0.75%      0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective May 1, 1994, SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth                              0.87 %
Equity Income                       0.93 %
Balanced                            0.90 %
Money Market                        0.87 %
Government Bond                     0.80 %
Small-Cap/Mid-Cap                   1.50 %
High Yield Bond                     0.80 %
International Stock                 1.10 %

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

As of December 31, 2000, SM&R and American National had the following ownership in the Portfolios:

                                                              AMERICAN NATIONAL                AMERICAN NATIONAL
                                    SM&R                      CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                        -----------------------------   ------------------------------   -----------------------------
                                    PERCENT OF SHARES                PERCENT OF SHARES               PERCENT OF SHARES
                         SHARES        OUTSTANDING        SHARES        OUTSTANDING       SHARES        OUTSTANDING
Growth                    142,799         1.34%          2,788,554        26.20%         7,714,281        72.46%
Equity Income             168,981         1.42%          3,155,425        26.51%         8,579,888        72.07%
Balanced                   90,753         1.35%          3,071,498        45.56%         3,578,622        53.09%
Money Market              374,008         5.48%          2,594,347        38.02%         3,855,726        56.50%
Government Bond                53           --           5,206,303        99.80%            10,437         0.20%
Small-Cap/Mid-Cap         406,610        14.71%          2,000,000        72.37%           357,188        12.92%
High Yield Bond            18,284         0.09%         21,263,745        99.71%            43,021         0.20%
International Stock     1,532,677        30.32%          3,520,873        69.65%             1,543         0.03%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                     PURCHASES      SALES
Growth                              $ 3,216,642   $2,790,923
Equity Income                       $ 8,347,683   $3,872,444
Balanced                            $   941,931   $1,431,019
Government Bond                     $ 5,398,396   $  394,688
Small-Cap/Mid-Cap                   $ 2,583,908   $   60,260
High Yield Bond                     $18,193,340   $       --
International Stock                 $ 4,959,351   $  256,549

Gross unrealized appreciation and depreciation as of December 31, 2000 were as follows:

                                     APPRECIATION   DEPRECIATION
Growth                                $6,542,671     $1,242,976
Equity Income                         $6,188,293     $  821,650
Balanced                              $1,748,156     $  324,638
Government Bond                       $  220,421     $       --
Small-Cap/Mid-Cap                     $   90,028     $  963,326
High Yield Bond                       $  363,100     $1,378,375
International Stock                   $  233,091     $1,259,969

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2000                 DECEMBER 31, 1999
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,389,560   $  2,850,063          1,702,006   $  3,211,140
  Investment income dividends reinvested                            155,664        295,761             94,008        183,316
  Distributions from net realized gains reinvested                  225,800        437,606              5,969         11,639
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       1,771,024      3,583,430          1,801,983      3,406,095
  Redemptions of capital shares                                    (962,976)    (1,983,968)          (647,985)    (1,250,166)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                        808,048   $  1,599,462          1,153,998   $  2,155,929
                                                                              ============                      ============
  Shares outstanding at beginning of year                         9,837,586                         8,683,588
                                                                -----------                       -----------
  Shares outstanding at end of year                              10,645,634                         9,837,586
                                                                ===========                       ===========
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--10,645,634 shares of $.01 par value
    outstanding (115,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 15,492,920
  Undistributed net investment income                                                2,625
  Accumulated net realized gain (loss) on investments                             (245,623)
  Net unrealized appreciation of investments                                     5,299,695
                                                                              ------------
  Net Assets                                                                  $ 20,549,617
                                                                              ============

EQUITY INCOME PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2000                 DECEMBER 31, 1999
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,282,694   $  2,492,807          1,824,138   $  3,317,155
  Investment income dividends reinvested                            221,383        411,773            143,262        252,141
  Distributions from net realized gains reinvested                  699,199      1,312,977            950,342      1,672,601
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       2,203,276      4,217,557          2,917,742      5,241,897
  Redemptions of capital shares                                  (1,108,220)    (2,129,654)          (686,142)    (1,257,868)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      1,095,056   $  2,087,903          2,231,600   $  3,984,029
                                                                              ============                      ============
  Shares outstanding at beginning of year                        10,809,238                         8,577,638
                                                                -----------                       -----------
  Shares outstanding at end of year                              11,904,294                        10,809,238
                                                                ===========                       ===========
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--11,904,294 shares of $.01 par value
    outstanding (120,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 17,572,882
  Undistributed net investment income                                                3,018
  Accumulated net realized gain (loss) on investments                             (274,321)
  Net unrealized appreciation of investments                                     5,366,643
                                                                              ------------
  Net Assets                                                                  $ 22,668,222
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

BALANCED PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2000                 DECEMBER 31, 1999
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                            728,660   $  1,140,072          1,056,670   $  1,639,801
  Investment income dividends reinvested                            241,107        347,193            164,755        243,837
  Distributions from net realized gains reinvested                  323,674        468,722            375,640        555,948
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       1,293,441      1,955,987          1,597,065      2,439,586
  Redemptions of capital shares                                    (839,733)    (1,325,940)          (404,768)      (631,802)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                        453,708   $    630,047          1,192,297   $  1,807,784
                                                                              ============                      ============
  Shares outstanding at beginning of year                         6,287,165                         5,094,868
                                                                -----------                       -----------
  Shares outstanding at end of year                               6,740,873                         6,287,165
                                                                ===========                       ===========
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--6,740,873 shares of $.01 par value
    outstanding (115,000,000 authorized) (par and additional
    paid-in capital)                                                          $  8,493,132
  Undistributed net investment income                                                3,524
  Accumulated net realized gain (loss) on investments                             (113,550)
  Net unrealized appreciation of investments                                     1,423,518
                                                                              ------------
  Net Assets                                                                  $  9,806,624
                                                                              ============

MONEY MARKET PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2000                 DECEMBER 31, 1999
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                         16,405,281   $ 16,405,281         21,010,546   $ 21,010,546
  Investment income dividends reinvested                            328,740        328,740            221,637        221,637
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                      16,734,021     16,734,021         21,232,183     21,232,183
  Redemptions of capital shares                                 (16,586,722)   (16,586,722)       (18,909,221)   (18,909,221)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                        147,299   $    147,299          2,322,962   $  2,322,962
                                                                              ============                      ============
  Shares outstanding at beginning of year                         6,676,782                         4,353,820
                                                                -----------                       -----------
  Shares outstanding at end of year                               6,824,081                         6,676,782
                                                                ===========                       ===========
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--6,824,081 shares of $.01 par value
    outstanding (1,050,000,000 authorized) (par and additional
    paid-in capital)                                                          $  6,824,081
                                                                              ------------
  Net Assets                                                                  $  6,824,081
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

GOVERNMENT BOND PORTFOLIO

                                                                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2000
                                                                --------------------------
                                                                  SHARES         AMOUNT
                                                                -----------   ------------
  Sale of capital shares                                          5,013,367   $  5,014,009
  Investment income dividends reinvested                            206,716        214,984
  Distributions from net realized gains reinvested                       --             --
                                                                -----------   ------------
  Subtotals                                                       5,220,083      5,228,993
  Redemptions of capital shares                                      (3,290)        (3,422)
                                                                -----------   ------------
  Net increase in capital shares outstanding                      5,216,793   $  5,225,571
                                                                              ============
  Shares outstanding at beginning of period                              --
                                                                -----------
  Shares outstanding at end of period                             5,216,793
                                                                ===========
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--5,216,793 shares of $.01 par value
    outstanding (15,000,000 authorized) (par and additional
    paid-in capital)                                                          $  5,225,571
  Undistributed net investment income                                                1,514
  Accumulated net realized loss on investments                                        (466)
  Net unrealized appreciation of investments                                       220,421
                                                                              ------------
  Net Assets                                                                  $  5,447,040
                                                                              ============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2000
                                                                --------------------------
                                                                  SHARES         AMOUNT
                                                                -----------   ------------
  Sale of capital shares                                          2,787,061   $  2,768,876
  Investment income dividends reinvested                                 --             --
  Distributions from net realized gains reinvested                       --             --
                                                                -----------   ------------
  Subtotals                                                       2,787,061      2,768,876
  Redemptions of capital shares                                     (23,263)       (15,513)
                                                                -----------   ------------
  Net increase in capital shares outstanding                      2,763,798   $  2,753,363
                                                                              ============
  Shares outstanding at beginning of period                              --
                                                                -----------
  Shares outstanding at end of period                             2,763,798
                                                                -----------
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--2,763,798 shares of $.01 par value
    outstanding (10,000,000 authorized) (par and additional
    paid-in capital)                                                          $  2,734,181
  Accumulated net realized loss on investments                                     (27,833)
  Net unrealized depreciation of investments                                      (873,298)
                                                                              ------------
  Net Assets                                                                  $  1,833,050
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

HIGH YIELD BOND PORTFOLIO

                                                                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2000
                                                                --------------------------
                                                                  SHARES         AMOUNT
                                                                -----------   ------------
  Sale of capital shares                                         20,057,997   $ 20,057,763
  Investment income dividends reinvested                          1,267,163      1,191,133
  Distributions from net realized gains reinvested                       --             --
                                                                -----------   ------------
  Subtotals                                                      21,325,160     21,248,896
  Redemptions of capital shares                                        (110)          (109)
                                                                -----------   ------------
  Net increase in capital shares outstanding                     21,325,050   $ 21,248,787
                                                                              ============
  Shares outstanding at beginning of period                              --
                                                                -----------
  Shares outstanding at end of period                            21,325,050
                                                                ===========
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--21,325,050 shares of $.01 par value
    outstanding (40,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 21,248,787
  Undistributed net investment income                                                7,471
  Net unrealized depreciation of investments                                    (1,015,275)
                                                                              ------------
  Net Assets                                                                  $ 20,240,983
                                                                              ============

INTERNATIONAL STOCK PORTFOLIO

                                                                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2000
                                                                --------------------------
                                                                  SHARES         AMOUNT
                                                                -----------   ------------
  Sale of capital shares                                          5,025,201   $  5,021,569
  Investment income dividends reinvested                             28,881         23,105
  Distributions from net realized gains reinvested                    1,061            848
                                                                -----------   ------------
  Subtotals                                                       5,055,143      5,045,522
  Redemptions of capital shares                                         (50)           (41)
                                                                -----------   ------------
  Net increase in capital shares outstanding                      5,055,093   $  5,045,481
                                                                              ============
  Shares outstanding at beginning of period                              --
                                                                -----------
  Shares outstanding at end of period                             5,055,093
                                                                ===========
  The components of net assets at December 31, 2000, are as
    follows:
  Capital Stock--5,055,093 shares of $.01 par value
    outstanding (20,000,000 authorized) (par and additional
    paid-in capital)                                                          $  5,045,481
  Undistributed net investment income                                                2,465
  Accumulated net realized gain on investments                                       2,730
  Net unrealized depreciation of investments                                    (1,026,878)
                                                                              ------------
  Net Assets                                                                  $  4,023,798
                                                                              ============

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
American National Investment Accounts, Inc.

We have audited the accompanying statements of assets and liabilities of American National Investment Accounts, Inc. (the "Fund") (comprised of Growth, Equity Income (formerly Managed), Balanced, Money Market, Government Bond, Small-Cap/ Mid-Cap, High Yield Bond and International Stock portfolios), including the schedule of investments as of December 31, 2000, the related statements of operations for the year then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000), the statement of changes in net assets for each of the two years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000) and the financial highlights for each of the four years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1996 were audited by other auditors whose report dated February 7, 1997, issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of America National Investment Accounts, Inc. as of December 31, 2000, the results of its operations for the year then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000), the changes in its net assets for each of the two years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000), and the financial highlights for each of the four years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000), in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
January 26, 2001